Risk Report - Credit Risk Management - IFRS 9 7 Legislative and nonlegislative moratoria and public guarantee schemes in light of COVID-19 Pandemic - Parenthetical information (Detail: Text values)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
IFRS 9 - Overview of active and expired moratoria [Abstract]
COVID-19 Forbearance measures, total	€ 3,200,000,000
Percentage of performing clients	0.88
Moratoria: Percentage of clients who have resumed payments	0.95
Active moratoria	€ 4,500,000	€ 30,000,000
Loans and advances originated under public guarantee scheme	3,400,000,000
Loans and advances subject to a public guarantee scheme in Germany via programs sponsored by KfW	1,700,000,000
Thereof derecognized acc. to IFRS 9	200,000,000
Loans and advances subject to a public guarantee scheme in Spain	€ 1,700,000,000
Percentage of loans and advances subject to a public guarantee scheme continuing to make regular payments	0.94